Subsequent Events (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 11, 2024	Dec. 29, 2021	Jun. 15, 2021	Dec. 31, 2023
Subsequent Event [Line Items]
Convertible promissory note percentage				12.00%
Common stock conversion price (in Dollars per share)		$ 0.23075	$ 0.225
Aggregate commitment shares				5,666
Warrants issued				443
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares of common stock	350,000
Received cash (in Dollars)	$ 281,150
Net of legal fees (in Dollars)	33,850
Original issue discount (in Dollars)	$ 35,000
Outstanding principal accrues percent rate	12.00%
Common stock conversion price (in Dollars per share)	$ 25
Aggregate commitment shares	2,974
Mast Hill Fund, L.P [Member]
Subsequent Event [Line Items]
Convertible promissory note percentage				12.00%
Unsecured matures date				Jan. 11, 2025
Mast Hill Fund, L.P [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate commitment shares	2,974
Warrant expire period	Jan. 11, 2029
Shares had a fair value (in Dollars)	$ 49,075
Mast Hill Fund, L.P [Member] | Subsequent Event [Member] | First Warrants [Member]
Subsequent Event [Line Items]
Aggregate commitment shares	3,360
Warrants exercise price (in Dollars per share)	$ 31.25
Mast Hill Fund, L.P [Member] | Subsequent Event [Member] | Second Warrants [Member]
Subsequent Event [Line Items]
Aggregate commitment shares	23,333
Warrants exercise price (in Dollars per share)	$ 0.25